Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - Derivative Liabilities

Convertible notes payable and underlying warrants

As discussed in Note 6 under Bridge Financing, the Company issued convertible notes payable that provided for the issuance of warrants to purchase its common stock at a future date. The conversion term for the convertible notes was variable based on certain factors. The number of warrants to be issued was based on the future price of the Company’s common stock.

As of December 31, 2012 and through June 17, 2013, the number of warrants to be issued was indeterminate. Due to the fact that the number of warrants issuable was indeterminate, the equity environment was tainted and the fair value of all of the warrants underlying the convertible notes payable was recorded as a derivative liability. The fair values of the VMCO and the ASID were recorded as derivative liabilities on the issuance date pursuant to ASC 815-15 “Embedded Derivatives”.

On June 17, 2013, the Company converted all of the outstanding convertible notes payable into shares of its common stock, and issued the warrants underlying the convertible notes payable. At that time, the derivative liabilities related to the VMCO and ASID totaling $7,792,657 were converted into additional paid-in capital.

Private Placement Shares and Warrants

As discussed in Note 7 under Common Stock, the Company completed a private placement in September 2011 for the sale of units consisting of shares of common stock and warrants. Both the common shares and the warrants contain anti-dilutive, or down round, price protection. Pursuant to ASC 815-15 “Embedded Derivatives” and ASC 815-40 “Contracts in Entity’s Own Equity”, the Company recorded a derivative liability for the warrants issued in the transactions.

The down round price protection on the common shares expired in August 2012, and the down round price protection for the warrants terminates when the warrants expire or are exercised.

Allonge

As discussed in Note 6 under Bridge Financing, all note holders with convertible notes payable maturing in February 2012 extended the maturity date through May 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest on each convertible note payable as of January 31, 2012. The allonges were convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability at the issuance date.

On June 17, 2013, the number of shares issuable under the allonges was determined, but the shares were not issued prior to June 30, 2013. The value of the allonges as of June 17, 2013 totaling $131,248 was recorded as equity payable, thus removing the derivative liability.

Non-employee Warrants

As discussed in Note 7 under Warrants, the Company accounts for warrants issued to non-employees as derivative liabilities. On June 17, 2013, the equity environment was no longer tainted and the derivative liabilities related to the non-employee warrants totaling $176,555 were converted into additional paid-in capital.

Summary

The fair values of the Company’s derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below.

At June 30, 2013 and December 31, 2012, the Company recorded current derivative liabilities of $209,089 and $3,074,504, respectively.

The net change in fair value of the derivative liabilities for the three months ended June 30, 2013 and 2012 was a loss of $2,812,048 and a gain of $654,477, respectively, which were reported as other income/(expense) in the consolidated statements of operations.

The net change in fair value of the derivative liabilities for the six months ended June 30, 2013 and 2012 was a loss of $3,813,598 and a gain of $193,990, respectively, which were reported as other income/(expense) in the consolidated statements of operations.

The following table presents the derivative liabilities by instrument type as of June 30, 2013 and December 31, 2012:

Derivative Value by Instrument Type	June 30, 2013	December 31, 2012
Convertible Bridge Notes	$-	$2,850,085
Common Stock and Warrants	209,089	129,378
Non-employee Warrants	-	95,041
	$209,089	$3,074,504

The following table presents details of the Company’s derivative liabilities from December 31, 2012 to June 30, 2013:

Balance December 31, 2012	$3,074,504
Issuances in derivative value due to new security issuances of notes	4,614,714
Issuances in derivative value due to vesting of non-employee warrants	26,969
Adjustment to derivative liability due to note repayment	(40,511)
Adjustment to derivative liability due to note conversion into new notes	(3,152,786)
Adjustment to derivative liability due to note conversion into equity	(7,923,875)
Adjustment to derivative liability due to non-employee warrant conversion	(176,555)
Change in fair value of derivative liabilities	3,786,629
Balance June 30, 2013	$209,089

The Company calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing the Company’s derivative liabilities are as follows:

For issuances of notes, common stock and warrants:

●	Stock prices on all measurement dates were based on the fair market value
●	Down round protection for dates prior to April 15, 2013 is based on the subsequent issuance of common stock at prices less than $0.50 per share and warrants with exercise prices less than $0.50 per share. Down round protection for dates between April 15, 2013 and June 17, 2013 is based on the subsequent issuance of common stock at prices less than $0.25 per share and warrants with exercise prices less than $0.25 per share. Thereafter, down round protection is based on the subsequent issuance of common stock at prices less than $0.20 per share and warrants with exercise prices less than $0.20 per share
●	The probability of a future equity financing event triggering the down round protection was estimated at 100% for dates prior to June 17, 2013 and 0% for subsequent measurement dates
●	Computed volatility ranging from 86.1% to 128.9%
●	Risk free rates ranging from 0.05% to1.41%

For issuances of non-employee warrants:

●	Computed volatility of 128.9%
●	Risk free rates ranging from 0.30% to 0.66%
●	Expected life (years) ranging from 2.48 to 3.27

See Note 9 for a discussion of fair value measurements.

6.  Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation

Bridge Financing

Summary

Prior to June 2013, the Company issued 10% Senior Secured Convertible Bridge Notes Payable to various accredited investors, and then extended the due dates on the majority of the convertible notes payable several times.  These convertible notes payable are collectively referred to herein as “Bridge Notes”. In June 2013, the outstanding principal of the Bridge Notes totaling $4,984,720 was converted into 24,923,602 shares of the Company’s common stock at $0.20 per share. As of June 30, 2013, the Company has no Bridge Notes outstanding.

The Bridge Notes contained variable maturity dates and additional share issuance obligations. In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts for the VMCO and ASID. The discounts were amortized to interest expense over the term of the convertible notes payable using the effective interest method. In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the consolidated balance sheet. See Note 5.

The Company capitalized costs associated with the issuance of the Bridge Notes, and amortized these costs to interest expense over the term of the related Bridge Notes using the effective interest method.

The following table summarizes information relative to the outstanding new Bridge Notes at June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
Bridge notes payable	$-	$4,342,418
Less unamortized discounts:
VMCO	-	(481,390)
ASID	-	(1,003,359)
Bridge notes payable, net of discounts	$-	$2,857,669

Following is a detailed discussion of the Bridge Notes transactions.

2011 and Prior

From November 2010 through March 2011, the Company issued to a number of accredited investors a series of its Bridge Notes in the aggregate principal amount of $1,010,000. The Bridge Notes accrued interest at the rate of 10% per annum.

The entire principal amount evidenced by the Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest were due on the earlier of (i) the date the Company completed a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) November 2, 2011. If the Bridge Notes were held to maturity, the Company would pay, at the option of the holder: i) in cash or ii) in securities to be issued by the Company in the Qualifying Financing at the same price paid by other investors. The Bridge Notes were secured by a first priority lien and security interest in all of the Company’s assets.

In November 2011, the Company entered into agreements with all holders of the then outstanding Bridge Notes. Under the terms of the agreements, holders of Bridge Notes totaling $800,000 agreed to extend the maturity due date of the Bridge Notes to February 2, 2012. For these note holders, no change occurred in their rights.

Holders of the balance of the Bridge Notes totaling $210,000 agreed to convert the entire principal amount plus all accrued and unpaid interest of $20,271 into units (each, a “Unit”), each of which consists of one share of common stock of the Company and a four-year warrant to purchase one share of the Company’s common stock at $2.00 per share. The conversion took place at a price of $1.50 per Unit. Accordingly, the Company issued an aggregate of 153,515 shares of common stock and 153,515 warrants. As a result of the conversion, the holders of the converted Bridge Notes forfeited all rights there under, including the right to acquire warrants to purchase the Company’s common stock.

Also in November 2011, the Company issued additional Bridge Notes in the aggregate principal amount of $262,500. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

2012

In January 2012, the Company issued additional Bridge Notes in the principal amount of $520,000. These Bridge Notes were due February 2, 2012 and contained the same rights and privileges as the previously issued Bridge Notes.

In March 2012, the Company repaid Bridge Notes totaling $65,000.

In April 2012, all note holders with Bridge Notes maturing in February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest for each Bridge Note as of January 31, 2012, which are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability. See Note 4.

In March 2012 and April 2012, the Company issued additional Bridge Notes in the aggregate principal amount of $220,100 with a due date of May 2, 2012. In May 2012, theses notes were cancelled and converted into new Bridge Notes discussed below.

In May and June 2012, the Company issued to a number of accredited investors its new Bridge Notes in the principal amount of $4,347,419 (the “new Bridge Notes”), consisting of (i) $2,656,250 of new funds and (ii) $1,691,169 of principal amount plus accrued and unpaid interest outstanding under its previously issued Bridge Notes that were cancelled and converted into new Bridge Notes. The new Bridge Notes accrue interest at the rate of 10% per annum.

The entire principal amount under the new Bridge Notes (the “Principal Amount”) plus all accrued and unpaid interest is due on the earlier of (i) the date the Company completes a financing transaction for the offer and sale of shares of common stock (including securities convertible into or exercisable for its common stock), in an aggregate amount of no less than 125% of the Principal Amount (a “Qualifying Financing”), and (ii) October 15, 2012, which date, as described below, was later extended to April 15, 2013. Payments may be made in cash, or, at the option of the holder of the new Bridge Notes, in securities to be issued by the Company in the Qualifying Financing at the same price paid for such securities by other investors. The new Bridge Notes are secured by a first priority lien and security interest in all of the Company’s assets.

The Company also had the obligation to issue to the holders of the new Bridge Notes on the date that is the earlier of the repayment of the new Bridge Notes or the completion of the new Qualifying Financing, at their option:

●	five year warrants to purchase that number of shares of common stock equal to the Principal Amount plus all accrued and unpaid interest divided by the per share purchase price of the common stock offered and sold in the Qualifying Financing (the “Offering Price”) which warrants shall be exercisable at the Offering Price and shall include cashless exercise provisions commencing 18 months from the date of issuance of the warrants if there is not at that time an effective registration statement covering the shares of common stock exercisable upon exercise of the warrants, or

●	that number of shares of common stock equal to the product arrived at by multiplying (x) the Principal Amount plus all accrued and unpaid interest divided by the Offering Price and (y) 0.33.

The Company granted piggy-back registration rights with respect to the securities to be issued in connection with the new Bridge Notes.

The new Bridge Notes further provide that in the event of a change of control transaction, the proceeds from such transaction must be used by the Company to pay to the holders of the new Bridge Notes, pro rata based on the amount of new Bridge Notes owned by each holder, an amount equal to 1.5 times the amount of the aggregate principal amount outstanding under the new Bridge Notes, plus all accrued and unpaid interest due there under, plus all other fees, costs or other charges due there under.

The holders of the new Bridge Notes were also granted the right to appoint two designees to serve as members of the Company’s board of directors, which members will also serve as members of the Compensation Committee and the Audit Committee of the Company’s board of directors.

The Company used $184,081 from the proceeds of the sale of the new Bridge Notes to pay off existing principal balances under the Bridge Notes that were not cancelled and converted into the new Bridge Notes.

In October 2012 and continuing thereafter, the Company entered into amendments with the holders the new Bridge Notes. Under the terms of the amendments, the holders of new Bridge Notes in the aggregate principal amount of $4,342,419 agreed to extend the maturity date of the new Bridge Notes to April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the holder shall have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Note entitled the holder to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the same price paid for such securities by other investors investing in the financing. The conversion price of $0.50 in (b) above triggered the price protection guarantee contained in the warrants issued in the Company’s 2011 private placement, and the exercise price on the warrants changed from $2.00 per share to $0.50 per share.

In November 2012, the Company repaid a new Bridge Note totaling $5,000.

2013

In January 2013, the Company partially repaid a new Bridge Note totaling $21,040.

In March 2013, the Company issued new Bridge Notes totaling $200,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company issued new Bridge Notes totaling $75,000 that contain the same rights and privileges as the previously issued new Bridge Notes.

In April 2013, the Company repaid a new Bridge Note totaling $36,659.

In April 2013, the Company issued a new Bridge Note to its Chief Financial Officer totaling $20,000 that contains the same rights and privileges as the previously issued new Bridge Notes, the due date of which was extended to October 15, 2013.

In May 2013, a majority of the new Bridge Note holders agreed to extend the maturity date of the new Bridge Notes to October 15, 2013 from April 15, 2013. In consideration of the new Bridge Note holders’ agreement to extend the maturity date, the amendment provides that the new Bridge Note holders have the option to convert the principal and interest under the new Bridge Note into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.25 per share (subject to adjustment in the event of a stock split, reclassification or the like). Prior to the amendment, the conversion option under the new Bridge Notes entitled the new Bridge Note holders to convert the principal and interest under the new Bridge Notes into the securities offered by the Company in a qualifying equity financing at the lower of (a) the same price paid for such securities by other investors investing in the financing or (b) $0.50 per share (subject to adjustment in the event of a stock split, reclassification or the like).  As a result of this amendment and additional consideration given, the Bridge Note derivatives were revalued on April 15, 2013, at the fair value of $4,052,148, and the debt discount was recorded with the offset to derivative liabilities.  During the period from April 15, 2013 through June 17, 2013, the entire balance of the note discounts was amortized to interest expense as the conversion on June 17, 2013, triggered the immediate recognition of the full value of the debt discount.

In May 2013, the Company issued new Bridge Notes totaling $387,500 that contain the same rights and privileges as the previously issued and amended new Bridge Notes.

In May 2013, the Company issued a new Bridge Note to its Chief Executive Officer totaling $17,500 that contains the same rights and privileges as the previously issued and amended new Bridge Notes.

In June 2013, the Company completed a qualifying equity financing at $0.20 per share. See Note 7. Pursuant to the terms of the new Bridge Notes, the Company converted note principal totaling $4,984,720 into 24,923,602 shares of the Company’s common stock at $0.20 per share. Also, in June 2013, the Company converted accrued interest on the Bridge Notes totaling $369,786 into 1,848,930 shares of the Company’s common stock at $0.20 per share.

Certain note holders elected to receive cash payment for their accrued interest, and the remaining accrued interest on the Bride Notes at June 30, 2013 totaled $95,404, which was paid in July 2013.

Discounts recorded related to the Bridge Notes

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recorded discounts to the Bridge Notes for the VMCO and ASID. The discounts were amortized to interest expense over the term of the Bridge Notes using the effective interest method. As of June 30, 2013, all of the discounts related to the Bridge Notes were recognized as interest expense in conjunction with the conversion of the Bridge Notes into shares of the Company’s common stock.

In accordance with ASC 815-15 “Embedded Derivatives”, the Company determined that the VMCO and the ASID represented embedded derivative features, and these were shown as derivative liabilities on the balance sheet. See Note 5.

The Company calculated the fair value of the compound embedded derivatives associated with the Bridge Notes utilizing a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

The following table presents details of the Company’s discounts to its Bridge Notes from December 31, 2011 to June 30, 2013:

	VMCO	ASID	Total
December 31, 2011	$(12,031)	$(47,739)	$(59,770)
Additions	(1,409,797)	(3,942,607)	(5,352,404)
Amortization	940,438	2,986,987	3,927,425
December 31, 2012	(481,390)	(1,003,359)	(1,484,749)
Additions	(1,936,191)	(2,678,523)	(4,614,714)
Amortization	2,417,581	3,681,882	6,099,463
June 30, 2013	$-	$-	$-

During the three months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $4,764,734 and $741,444, respectively.

During the six months ended June 30, 2013 and 2012, the Company recorded note discount amortization related to the Bridge Notes to interest expense of $6,099,463 and $1,014,813, respectively

Deferred financing costs related to the Bridge Notes

The Company capitalized deferred financing costs and amortized the capitalized amounts to interest expense over the term of the Bridge Notes using the effective interest method. The Company recorded interest expense related to the amortization of deferred financing costs for the three months ended June 30, 2013 and 2012 totaling $-0- and $65,703, respectively. The Company recorded interest expense related to the amortization of deferred financing costs for the six months ended June 30, 2013 and 2012 totaling $-0- and $100,857, respectively.

Digimark, LLC Notes

As partial consideration for the acquisition of Boomtext in 2011, the Company issued an unsecured subordinated promissory note in the principal amount of $194,658. The promissory note did not bear interest; was payable in installments (varying in amount) from August 2011 through October 2012; and was subordinated to the Company’s obligations under its Bridge Notes discussed above.

The $194,658 unsecured subordinated promissory note did not bear interest. Accordingly, the Company recorded the promissory note at the present value of the payments over the subsequent periods which amounted to $182,460. The Company used a discount rate of 6.25% in calculating the net present value of the unsecured promissory note. The discount rate was based on the Company’s estimated cost of debt capital. Under the effective interest method, the Company accreted the debt discount to the face amount of the promissory note.

Accretion of the debt discount for the three months ended June 30, 2013 and 2012 totaled $-0- and $2,466, respectively. Accretion of the debt discount for the six months ended June 30, 2013 and 2012 totaled $-0- and $4,422, respectively. Accretion of the debt discount was charged to interest expense in accordance with FASB ASC 480 “Distinguishing Liabilities from Equity”.

As of December 31, 2012, the outstanding balance on the note payable was $100,000, which was paid in June 2013.

Summary of Notes Payable and Accrued Interest

The following table summarizes the Company’s notes payable and accrued interest as of June 30, 2013 and December 31, 2012:

	Notes Payable		Accrued Interest
	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Bridge notes, net, as discussed above	$-	$2,857,669	$95,404	$261,213

Convertible notes payable, net of discounts	-	2,857,669	95,404	261,213

Unsecured (as amended) note payable due to our Company’s former Chief Executive Officer, interest accrues at the rate of 9% compounded annually, all amounts due and payable December 31, 2008. Currently past due.	20,000	20,000	15,310	13,775

Note payable due to a trust, interest accrues at the rate of 10% per annum, all amounts due and payable December 31, 2006. The Company is negotiating the terms of this note.	-	51,984	-	24,297

Digimark, LLC subordinated promissory note, net, as discussed above.	-	100,000	-	22,083

Notes payable	20,000	171,984	15,310	60,155

Totals	$20,000	$3,029,653	$110,714	$321,368

Interest Expense

The following table summarizes interest expense for the three months ended June 30, 2013 and 2012, and the six months ended June 30, 2013 and 2012:

	Three months ended June30,		Six months ended June 30,
	2013	2012	2013	2012
Amortization of note discounts	$4,799,638	$743,400	$6,134,367	$1,020,749
Amortization of deferred financing costs	-	65,703	-	100,857
Other interest expense	99,555	71,218	212,186	116,893
	$4,899,193	$880,321	$6,346,553	$1,238,499

The Company paid interest in cash during the three months ended June 30, 2013 and 2012 totaling $49,429 and $28,273, respectively.

The Company paid interest in cash during the six months ended June 30, 2013 and 2012 totaling $53,389 and $33,108, respectively.

As discussed in Note 6 under Bridge Financing, the Company issued convertible notes payable that provide for the issuance of warrants to purchase its common stock at a future date. The conversion term for the convertible notes is variable based on certain factors. The number of warrants to be issued is based on the future price of the Company’s common stock. As of December 31, 2012 and 2011, the number of warrants to be issued is indeterminate. Due to the fact that the number of warrants issuable is indeterminate, the equity environment is tainted and all additional warrants and convertible debt are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable maturity conversion option, additional share issuance derivative and warrants / shares to be issued were recorded as derivative liabilities on the issuance date.

As discussed in Note 7 under Common Stock, the Company completed a private placement in September 2011. The private placement structure consisted of a series of identical subscription agreements for the sale of units comprised of shares of the Company’s common stock at a price of $1.50 per share and an equivalent number of warrants at an exercise price of $2.00. Both the common shares and the warrants contain anti-dilutive, or down round, price protection.  Pursuant to ASC 815-15 Embedded Derivatives and ASC 815-40 Contracts in Entity’s Own Equity, the Company recorded a derivative liability for the warrants issued in the transactions.

In October 2012, the exercise price of the warrants was reduced from $2.00 per share to $0.50 per share as a result of the price protection guarantee contained in the warrant agreement.

The down round price protection on the common shares expired on August 15, 2012, resulting in a gain of $236,369 during 2012. The derivative liability was reduced to zero and the gain was recorded as a change in the fair market value of the derivative liability. The down round protection for the warrant terminates when the warrant expires or is exercised.

As discussed in Note 6 under Bridge Financing, all note holders with convertible notes payable maturing on February 2, 2012 extended the maturity date through May 2, 2012. As consideration to the note holders for the extension of the maturity date, the Company provided allonges which consisted of the accrued interest on each convertible note payable as of January 31, 2012. The allonges are convertible into shares of common stock at the latest financing price. The value of the allonges was recorded as a derivative liability at the issuance date, and the Company recorded $117,017 as the value of the allonges at December 31, 2012.

As discussed in Note 7 under Warrants, the Company accounts for warrants issued to non-employees as derivative liabilities.

The fair values of the Company’s derivative liabilities are estimated at the issuance date and are revalued at each subsequent reporting date using a Monte Carlo simulation discussed below. At December 31, 2012 and 2011, the Company recorded current derivative liabilities of $3,074,504 and $1,573,859. The net change in fair value of the derivative liabilities for the years ended December 31, 2012 and 2011 was a gain of $359,530, and a loss of ($1,234,145), respectively, which were reported as other income/(expense) in the consolidated statements of operations.

The following table presents the derivative liabilities by instrument type as of December 31, 2012 and 2011:

Derivative Value by Instrument Type	December 31, 2012	December 31, 2011

Convertible Bridge Notes	$2,850,085	$747,424
Common Stock and Warrants	129,378	826,435
Non-employee Warrants	95,041	-
	$3,074,504	$1,573,859

The following table presents details of the Company’s derivative liabilities as of December 31, 2012 and 2011:

Total
Balance December 31, 2010	$334,478
Issuances in derivative value due to new security issuances of notes	149,197
Issuances in derivative value due to new security issuances of common stock and warrants	1,185,150
Conversion of bridge notes into common stock and warrants	(143,961)
Change in fair market value of derivative liabilities	48,995
Balance December 31, 2011	1,573,859
Issuances in derivative value due to new security issuances of notes	5,352,404
Issuances in derivative value due to allonges	118,633
Issuances in derivative value due to vesting of non-employee warrants	485,700
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to warrant cancellation	(1,318)
Change in fair market value of derivative liabilities	(963,863)
Balance December 31, 2012	$3,074,504

The Company calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo simulation model suitable to value path dependent American options. The model uses the risk neutral methodology adapted to value corporate securities. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing the Company’s derivative liabilities are as follows:

For issuances of notes, common stock and warrants:

s	Stock prices on all measurement dates were based on the fair market value

s	Down round protection is based on the subsequent issuance of common stock at prices less than $1.50 per share and warrants less than $0.50 per share

s	The probability of future financing was estimated at 100%

s	Computed volatility ranging from 60% to 65%

s	Risk free rates ranging from 0.03% to 0.78%

For issuances of non-employee warrants:

s	Computed volatility ranging from 60% to 73.4%

s	Risk free rates ranging from 0.28% to 1.04%

s	Expected life (years) ranging from 2.98 to 4.93

See Note 9 for a discussion of fair value measurements.